Income Tax (Details) - Schedule of Reconciliation of Statutory Rate to YS Group's Effective Tax Rate	6 Months Ended				12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022		Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021
Schedule of Reconciliation of Statutory Rate To Ys Groups Effective Tax Rate [Abstract]
PRC statutory income tax rate	25.00%		25.00%		25.00%		25.00%		25.00%
Effect of different tax rates in different jurisdictions	(14.93%)		(182.62%)		(36.00%)		(18.26%)		(20.56%)
Effect of PRC preferential tax rate	3.93%		(100.49%)		8.72%		4.56%		(0.77%)
Effect of research and development expenses deduction and others	11.94%		80.56%		25.50%		33.20%		7.80%
Temporary differences*	(0.71%)	[1]	5.03%	[1]	0.79%	[2]	4.88%	[2]	10.01%	[2]
Change in valuation allowance	(25.70%)		177.88%		(23.23%)		(44.47%)		(11.49%)
Effective tax rate	(0.47%)		5.36%		0.78%		4.91%		9.99%

[1]	Temporary differences primarily are for impairment of inventories, property, plant and equipment and government grants.
[2]	Temporary differences primarily relate to impairment of inventories, property, plant and equipment and government grants.